Shareholders' Equity	12 Months Ended
Mar. 31, 2023
Federal Home Loan Banks [Abstract]
Shareholders' Equity

NOTE 14: — SHAREHOLDERS’ EQUITY

a.
Pertinent rights and privileges of ordinary shares:
1.
100% of the rights to profits are allocated to the ordinary shares.
2.
100% of the dissolution rights are allocated to the ordinary shares.
3.
Two-thirds of the voting power of all of the Company’s shares is allocated to the ordinary shares.
b.
Founders’ shares:

One-third of the voting power of all of the Company’s shares is allocated to the founders’ shares.

c.
Stock option plans:

The Company’s 1999 Stock Incentive Plan (“1999 plan”) provided for the issuance of incentive stock options, non-qualified stock options, or stock appreciation rights to key employees and associates of the Group.

As of March 31, 2023, 2022, and 2021, no options were outstanding, and no further options are available for future grants.

d.
Net income (loss) per share:

	Year ended March 31, 2023			Year ended March 31, 2022			Year ended March 31, 2021
	Net income (loss) attributable to Taro (numerator)	Shares (denominator)	Per Share Amount	Net income (loss) attributable to Taro (numerator)	Shares (denominator)	Per Share Amount	Net (loss) income attributable to Taro (numerator)	Shares (denominator)	Per Share Amount
Basic and diluted EPS	$25,445	37,584,891	$0.68	$58,266	37,641,087	$1.55	$(386,653)	38,209,726	$(10.12)

e.
As of March 31, 2023, the accumulated other comprehensive (loss) comprised of unrealized (loss) from hedge accounting of ($162,321), unrealized (loss) from available for sale securities of ($12,669) and tax effect on other comprehensive income of ($5). As of March 31, 2022, the accumulated other comprehensive (loss) comprised of unrealized (loss) from hedge accounting of ($157,220), and unrealized loss from available for sale securities of ($11,745). Unrealized gains (losses) on marketable securities reclassified out of accumulated other comprehensive (loss) to financial income (expense) on the income statement were ($21), $565, and $2,421 during the years ended March 31, 2023, 2022, and 2021, respectively.